Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 2,714,724	$ 3,735,642
Accounts receivable, net	16,843,692	14,071,543
Inventories, net	11,872,286	20,593,889
Prepayments and other current assets	1,632,113	2,858,196
Total current assets	33,062,815	41,259,270
Non-current assets
Right of use - non-current	6,632,349	7,837,345
Property and equipment, net	405,621	536,418
Deferred tax assets, net	2,756,420	2,155,250
Non-current prepayments	320,190	531,456
Goodwill	3,034,110	3,034,110
Investment in joint venture	30,495	33,113
Intangible assets, net	3,793,042	4,280,071
Other non-current assets	381,631	427,254
Total non-current assets	17,353,858	18,835,017
Total assets	50,416,673	60,094,287
Current liabilities
Accounts payable	14,199,052	13,244,957
Credit cards payable	236,000	366,781
Customer deposit	339,968	350,595
Other payables and accrued liabilities	3,242,002	4,831,067
Advance from shareholders	85,581	85,200
Lease liability - current	2,106,867	2,159,173
Long-term promissory note payable - current portion	0	2,017,852
Revolving loan payable	6,011,860	0
Income taxes payable	277,921	276,683
Total current liabilities	26,499,251	23,332,308
Non-current liabilities
Long-term revolving loan payable, net	0	9,791,191
Lease liability - non-current	4,949,802	6,106,047
Total non-current liabilities	4,949,802	15,897,238
Total liabilities	31,449,053	39,229,546
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.001 par value; 20,000,000 shares authorized; 0 shares issued and outstanding at March 31, 2024 and June 30, 2023	0	0
Common stock, $0.001 par value; 180,000,000 shares authorized; 29,818,232 and 29,710,939 shares issued and outstanding at March 31, 2024 and June 30, 2023	29,819	29,712
Additional paid in capital	30,013,997	29,624,520
Accumulated deficits	(10,887,703)	(8,702,442)
Non-controlling interest	(34,519)	(24,915)
Accumulated other comprehensive loss	(153,974)	(62,134)
Total stockholders’ equity	18,967,620	20,864,741
Total liabilities and stockholders’ equity	$ 50,416,673	$ 60,094,287